Note 18 - Restricted Cash - Components of Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Bank guarantee security deposit	$ 1,140	$ 1,013	$ 632	$ 816
Preferred supplier agreement escrow	0	0	0	503
Total	$ 1,140	$ 1,013	$ 632	$ 1,319